Liquidity (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Liquidity (Details) [Line Items]
Net operating loss	$ 2,729,788
Net operation cash outflow	6,913,290
Accumulated deficit	(57,422,767)	$ (55,537,515)
Restricted cash	3,130,270	$ 130,270
Line of Credit [Member]
Liquidity (Details) [Line Items]
Restricted cash	4,000,000
Unrestricted cash	$ 12,000,000